Statements of Operations (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011
Income Statement [Abstract]
Net revenues	$ 0	$ 0	$ 0	$ 52,387	$ 0	$ 0
Operating expenses:
Salaries	25,884	21,000	0	47,815	42,000	87,948
Professional fees	0	11,505	565,120	5,000	16,283	32,008
Commission and fees	0	11,550	0	575	11,550	37,006
Depreciation	706	2,365	0	1,724	3,158	12,702
Other operating expenses	8,850	2,166	0	10,350	3,766	10,701
Total operating expenses	35,440	48,586	565,120	65,464	76,757	180,365
Operating loss	(35,440)	(48,586)	(565,120)	(13,077)	(76,757)	(180,365)
Other income (expense):
Interest expense	(36,540)	0	0	(38,960)	0	0
Other income (expense), net	(369)	(440)	0	(21,044)	(536)	(655)
Total other income (expense)	(36,909)	(440)	0	(60,004)	(536)	(655)
Income (loss) before income tax provision	(72,349)	(49,026)	(565,120)	(73,081)	(77,293)	(181,020)
Income tax provision	0	0	0	0	0	0
Net income (loss)	$ (72,349)	$ (49,026)	$ (565,120)	$ (73,081)	$ (77,293)	$ (181,020)
Net loss per share:
Basic	$ (0.01)	$ 0	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.02)
Diluted	$ (0.01)	$ 0	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average common shares outstanding:
Basic	10,098,713	10,091,920	8,362,791	10,098,713	9,537,282	9,815,690
Diluted	10,098,713	10,091,920	8,362,791	10,098,713	9,537,282	9,815,690